Financial risk management - D.1. Interest rate risk (Details) - Fixed rate loans - Interest rate risk	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt	75.00%
Concentration percentage	82.00%	64.00%